INVESTMENT AND OTHER REVENUE	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
INVESTMENT AND OTHER REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Base rent	$870	$870	$1,718	$1,789
Straight-line rent	15	22	25	41
Lease termination	12	4	45	11
Other lease income(1)	145	160	304	357
Other revenue from tenants(2)	242	245	477	507
Total commercial property revenue	$1,284	$1,301	$2,569	$2,705
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.

As a result of the shutdown, certain of the partnership’s tenants, primarily in the Core Retail segment, requested rental assistance, in the form of either a deferral or rent reduction. Lease concessions granted in response to the shutdown are accounted for as a lease modification and are recognized prospectively over the remaining lease term when they become legally enforceable. In the current period, the partnership granted abatements of $56 million for the six months ended June 30, 2021, primarily related to prior year rents in response to tenants impacted by the shutdown.
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Investment income	$49	$24	$74	$47
Fee revenue	59	50	119	113
Dividend income	48	2	59	36
Interest income and other	9	10	19	20
Other	15	0	15	—
Total investment and other revenue	$180	$86	$286	$216